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March 3, 2010

Securities and Exchange Commission
100 F Street, N.E.
Washington, D.C. 20549

ATTN: Ms. Patsy Mengiste
      Document Control - EDGAR

RE: Seligman Value Fund Series, Inc.
       Seligman Large-Cap Value Fund
       Seligman Smaller-Cap Value Fund
    Post-Effective Amendment No. 25
    File Nos. 333-20621/811-08031
    Accession Number: 0000950123-10-018973

Dear Ms. Mengiste:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, please accept this letter as certification that the prospectus and Statement of Additional Information for the above-referenced funds do not differ from that contained in Registrant's Post-Effective Amendment No. 25 (Amendment). This Amendment was filed electronically on March 1, 2010.

If you have any questions regarding this filing, please contact either Heidi Brommer at (612) 671-2403 or me at (612) 671-4321.

Sincerely,


/s/ Christopher O. Petersen
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Christopher O. Petersen
Vice President and Group Counsel
Ameriprise Financial, Inc.